Annual Fund Operating Expenses - Class A C Shares - Alger Capital Appreciation Fund - AC	Mar. 01, 2021
Class A
Operating Expenses:
Advisory Fees	0.75%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Total Annual Fund Operating Expenses	1.17%
Class C
Operating Expenses:
Advisory Fees	0.75%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Total Annual Fund Operating Expenses	1.91%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $2 billion is .81%, for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .75%.